SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of concentration of customers	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
A Customer [Member]
SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of concentration of customers [Line Items]
Concentration Percentage	29.00%		51.00%	45.00%	17.00%
B Customer [Member]
SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of concentration of customers [Line Items]
Concentration Percentage	58.00%		44.00%	18.00%	76.00%
C Customer [Member]
SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of concentration of customers [Line Items]
Concentration Percentage	13.00%			36.00%	0.00%